   As Filed with the Securities and Exchange Commission on September 11, 2000


                                                      REGISTRATION NO. 333-31248
                                                                       811-05846
--------------------------------------------------------------------------------
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    ------------

                            POST-EFFECTIVE AMENDMENT NO. 1                  /X/

                                         TO

                                      FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                        AND

                                  AMENDMENT NO. 29                          /X/
                                         TO
                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                             (Exact Name of Registrant)

                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Name of Depositor)

                            ONE SUN LIFE EXECUTIVE PARK
                        WELLESLEY HILLS, MASSACHUSETTS 02481
                (Address of Depositor's Principal Executive Offices)

                    DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030


             EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                  ONE COPLEY PLACE
                            BOSTON, MASSACHUSETTS 02116
                      (Name and Address of Agent for Service)

                            COPIES OF COMMUNICATIONS TO:
                                JOAN E. BOROS, ESQ.
                 JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                         1025 THOMAS JEFFERSON STREET, N.W.
                                  SUITE 400 EAST
                            WASHINGTON, D.C. 20007-0805

--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On September 11, 2000 pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.

This Amendment to the Registration Statement on Form N-4 (File No. 333-30844), which became effective on June 26, 2000 (the "Registration Statement"), is being filed pursuant to Rule 485(b) under the Securities Exchange Act of 1933, as amended, to supplement the prospectus and profile contained in the Registration Statement for the MFS Regatta Access Variable and Fixed Annuity.



The supplement included in this Amendment describes additional variable investment options to be made available under the MFS Regatta Access annuity contract offered pursuant to the Registration Statement. This Amendment relates only to the supplement to the prospectus and profile for the MFS Regatta Access annuity product incorporated by reference in this Amendment and does not otherwise delete, amend or supersede any information contained in the Registration Statement, as amended.

                                       PART A

                        INFORMATION REQUIRED IN A PROSPECTUS


    Attached hereto and made a part hereof is a Supplement to the Profile and Prospectus dated June 26, 2000, as supplemented (incorporated herein by reference, together with the Profile and Prospectus dated June 26, 2000 for the Futurity Focus II Variable and Fixed Annuity, from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (Registration No. 333-31248) filed June 14, 2000), for the following:


               MFS Regatta Access Variable and Fixed Annuity

                       SUPPLEMENT DATED SEPTEMBER 11, 2000

                                       TO

                  PROFILE DATED JUNE 26, 2000, AS SUPPLEMENTED
                                       AND
                 PROSPECTUS DATED JUNE 26, 2000, AS SUPPLEMENTED

                                       FOR

                               MFS REGATTA ACCESS
                           VARIABLE AND FIXED ANNUITY


              ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

     This Supplement to the Profile dated June 26, 2000 (the "Profile") and the Prospectus dated June 26, 2000 (the "Prospectus") for the Contract:


     - amends and supplements the Profile and Prospectus as a result of the addition of 2 new Funds -- the Global Telecommunications Series and the Mid Cap Growth Series -- to the MFS/Sun Life Series Trust (the "Series Fund"), effective as of September 11, 2000; and


     - restates the information contained in (a) the Supplement dated June 26, 2000 to the Profile and Prospectus, which provided an expanded range of expense examples for the Contract; and (b) the Supplement dated June 26, 2000, which amended fee information for certain of the Funds contained in the Profile and Prospectus.


THIS SUPPLEMENT SUPERSEDES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS OF THE MFS REGATTA ACCESS VARIABLE AND FIXED ANNUITY. THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUS. THIS SUPPLEMENT AND THE PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


A.  ADDITIONAL VARIABLE INVESTMENT OPTIONS


       Effective immediately, with the addition of 2 new Funds -- the Global Telecommunications Series and the Mid Cap Growth Series -- to the MFS/Sun Life Series Trust (the "Series Fund"), you may allocate your money among 29 variable investment options available under the MFS Regatta Access Variable and Fixed Annuity. Market conditions will determine the value of an investment in the Global Telecommunications Series, the Mid Cap Growth Series and any other Fund. The Global Telecommunications Series, the Mid Cap Growth Series and the other Funds available as variable investment options under the Contract are described more fully in the current Series Fund prospectus, as supplemented.


       As a result of the addition of the Global Telecommunications Series and the Mid Cap Growth Series:


       1. The third paragraph of Section 1, "The MFS Regatta Access Annuity," of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

              "You may choose among 29 variable investment options and a range of fixed options."

       2.     The list of the available investment options appearing in
Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the Global
Telecommunications Series and the Mid Cap Growth Series.

       3. The "Variable Account Options: The Funds" section beginning on page 8 of the Prospectus is supplemented and restated as follows:

    (a) The second paragraph of the section on page 8 is deleted in its entirety and replaced by the following:

        "The Series Fund is composed of 30 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 30 series (each, a "Fund"), each corresponding to one of the portfolios. The Contract provides for investment by the Sub-Accounts in shares of the 29 Funds described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account."

    (b) The following Fund descriptions are added:

              GLOBAL TELECOMMUNICATIONS SERIES will seek to achieve long-term growth of capital.

              MID CAP GROWTH SERIES will seek long-term growth of capital.


B.  UNDERLYING FUND ANNUAL EXPENSES

    1. The "Summary of Contract Expenses" table and the related footnotes appearing on page 4 of the Prospectus are restated as follows:

                          SUMMARY OF CONTRACT EXPENSES

TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments.....................  $ 0
Transfer Fee (1)............................................  $15
ANNUAL ACCOUNT FEE per Contract or Certificate (2)..........  $50
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average
  Variable Account assets)

FOR CONTRACTS WITH AN INITIAL PURCHASE          FOR CONTRACTS WITH AN INITIAL PURCHASE
PAYMENT LESS THAN $1,000,000:                   PAYMENT OF $1,000,000 OR MORE:

Mortality and Expense Risk Charge.....  1.25%   Mortality and Expense Risk Charge.....  1.00%
Administrative Expenses Charge........  0.15%   Administrative Expenses Charge........  0.15%
                                        -----                                           -----
Total Variable Annuity Annual                   Total Variable Annuity Annual
Expenses..............................  1.40%   Expenses..............................  1.15%

DEATH BENEFIT CHARGE (if one or more of the optional death benefits is elected)

  NUMBER OF     % OF AVERAGE
RIDERS ELECTED  DAILY VALUE
--------------  ------------
      1 .....      0.15%
      2 .....      0.25%
      3 .....      0.40%

------------------------
    (1) Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. In addition, a Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

    (2) The annual Account Fee will never exceed $50.

       2. The "Underlying Fund Annual Expenses" table appearing on page 5 of the Prospectus is hereby amended, supplemented and restated for certain of the Funds as follows:

                                                                                     OTHER               TOTAL ANNUAL FUND
                                                           MANAGEMENT          FUND EXPENSES (2)            EXPENSES (2)
                                                              FEES           (AFTER REIMBURSEMENT)     (AFTER REIMBURSEMENT)
                                                          -------------      ---------------------     ---------------------
Equity Income Series .........................               0.75%                    0.17%                    0.92%
Global Telecommunications Series (3)..........               1.00%                    0.25%                    1.25%
Mid Cap Growth Series (3).....................               0.75%                    0.25%                    1.00%
Research International Series ................               1.00%                    0.23%                    1.23%
Technology Series (3).........................               0.75%                    0.25%                    1.00%
Utility Series................................               0.75%                    0.07%                    0.82%


       3. The footnotes to the "Underlying Fund Annual Expenses" table are supplemented and restated as follows:

              (i) Footnote (1) is deleted in its entirety and replaced by the following:

                    (1) The information relating to Fund expenses was
                        provided by the Funds and we have not independently verified it. You should consult the Fund prospectus(es) for more information about Fund expenses. For all Funds except the Technology Series, the Global Telecommunications Series and the Mid Cap Growth Series "Management Fees," "Other
                        Fund Expenses," and "Total Annual Fund Expenses" are based on actual expenses for the fiscal year ended December 31, 1999, net of any applicable expense reimbursement or waiver. Expense figures shown for the Technology Series, the Global Telecommunications Series and the Mid Cap Growth Series are estimates for the year 2000, based on the applicable expense reimbursement waiver. No actual expense figures are shown for the Technology Series, the Global Telecommunications Series or the Mid Cap Growth Series because these Funds commenced operations in June 2000, September 2000 and
                        September 2000, respectively, and, therefore, have less than 12 months of investment performance.


             (ii)   Footnote (2) is restated as follows:

                   (2) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses" in the table. Had these fees been taken into account, "Total Fund Expenses" for certain of the Funds would be as follows:

                   Bond Series......................................  0.71%
                   Capital Appreciation Series......................  0.75%
                   Capital Opportunities Series.....................  0.83%
                   Equity Income Series.............................  0.91%
                   Global Asset Allocation Series...................  0.88%
                   New Discovery Series.............................  1.05%
                   Strategic Income Series..........................  1.03%
                   Utilities Series.................................  0.81%


            (iii)   Footnote (3) is amended and restated as follows:


                    (3) MFS has contractually agreed to bear the expenses of these Funds such that "Other Fund Expenses," after taking into account the expense offset arrangement described in Footnote (2) above, will not exceed 0.25% annually. This contractual arrangement will continue until at least May 1, 2001, unless changed with the consent of the Series Fund's Board of Trustees; provided, however, that this contractual arrangement will terminate prior to May 1, 2001 in the event that "Other Fund Expenses" equal or fall below 0.25% annually. Without taking into account this fee waiver and/or expense reimbursement, "Other Fund Expenses" would be estimated to be 3.26% for the Strategic Growth Series, 0.28% for the Technology Series, 0.76% for the Global Telecommunications Series, and 0.67% for the Mid Cap Growth Series.


             (iv)   Footnote (4) is deleted in its entirety.

     C.   EXPENSE EXAMPLES

     1. The summary expense chart appearing in Section 5, "Expenses," of the Profile is hereby supplemented and restated as follows:

                                                                                                           EXAMPLES
                                                                                                        TOTAL EXPENSES
                                                                                                            AT END
                                                TOTAL ANNUAL   TOTAL ANNUAL     TOTAL              (A)                   (B)
                                                 INSURANCE         FUND         ANNUAL      ------------------    ----------------
SUB-ACCOUNT                                       CHARGES        EXPENSES      EXPENSES     1 YEAR    10 YEARS    1 YEAR   10 YEARS
-----------                                     ------------   ------------   ----------   --------   --------   --------   ------
Bond Series                                        1.50%          0.72%         2.22%        $23        $255       $27        $295
Capital Appreciation Series                        1.50%          0.76%         2.26%        $23        $250       $27        $299
Capital Opportunities Series                       1.50%          0.84%         2.34%        $24        $268       $28        $307
Emerging Growth Series                             1.50%          0.75%         2.25%        $23        $258       $27        $298
Emerging Markets Equity Series                     1.50%          1.60%         3.10%        $31        $341       $35        $377
Equity Income Series                               1.50%          0.92%         2.42%        $25        $276       $29        $315
Global Asset Allocation Series                     1.50%          0.89%         2.39%        $24        $213       $28        $312
Global Governments Series                          1.50%          0.90%         2.40%        $24        $274       $28        $313
Global Growth Series                               1.50%          1.01%         2.51%        $25        $285       $29        $323
Global Telecommunications Series                   1.50%          1.25%         2.75%        $28        $308       $32        $346
Global Total Return Series                         1.50%          0.89%         2.39%        $24        $273       $28        $312
Government Securities Series                       1.50%          0.61%         2.11%        $21        $244       $25        $285
High Yield Series                                  1.50%          0.83%         2.33%        $24        $267       $28        $306
International Growth Series                        1.50%          1.23%         2.73%        $28        $306       $32        $344
International Growth and Income Series             1.50%          1.16%         2.66%        $27        $299       $31        $337
Managed Sectors Series                             1.50%          0.79%         2.29%        $23        $263       $27        $302
Massachusetts Investors Growth Stock Series        1.50%          0.83%         2.33%        $24        $267       $28        $306
Massachusetts Investors Trust Series               1.50%          0.59%         2.09%        $21        $242       $25        $283
Mid Cap Growth Series                              1.50%          1.00%         2.50%        $25        $284       $29        $322
Money Market Series                                1.50%          0.57%         2.07%        $21        $240       $25        $281
New Discovery Series                               1.50%          1.06%         2.56%        $26        $290       $30        $328
Research Series                                    1.50%          0.75%         2.25%        $23        $258       $27        $298
Research Growth and Income Series                  1.50%          0.86%         2.36%        $24        $270       $28        $309
Research International Series                      1.50%          1.23%         2.73%        $28        $306       $32        $344
Strategic Growth Series                            1.50%          1.00%         2.50%        $25        $284       $29        $322
Strategic Income Series                            1.50%          1.08%         2.58%        $26        $291       $30        $330
Technology Series                                  1.50%          1.00%         2.50%        $25        $284       $29        $322
Total Return Series                                1.50%          0.69%         2.19%        $22        $252       $26        $292
Utilities Series                                   1.50%          0.82%         2.32%        $24        $266       $28        $305

-------------------
(a)    Assuming no optional death benefit riders have been elected
(b)    Assuming all three optional death benefit riders have been elected

    2. The "Example" section, which appears on page 6 of the Prospectus, is retitled "Examples" and is restated and supplemented as follows:

      If you do or do not surrender your Contract, or if you annuitize your Contract, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $50,000, a 5% annual return and no three optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond Series.................................................    $23        $89        $119       $255
Capital Appreciation Series.................................    $23        $71        $121       $250
Capital Opportunities Series................................    $24        $73        $125       $268
Emerging Growth Series......................................    $23        $70        $120       $258
Emerging Markets Equity Series..............................    $31        $96        $163       $341
Equity Income Series........................................    $25        $75        $129       $276
Global Asset Allocation Series..............................    $24        $75        $120       $213
Global Governments Series...................................    $24        $75        $128       $274
Global Growth Series........................................    $25        $78        $134       $285
Global Telecommunication Series.............................    $28        $85        $145       $308
Global Total Return Series..................................    $24        $65        $128       $273
Government Securities Series................................    $21        $66        $113       $244
High Yield Series...........................................    $24        $73        $125       $267
International Growth Series.................................    $28        $85        $144       $306
International Growth and Income Series......................    $27        $88        $141       $299
Managed Sectors Series......................................    $23        $72        $123       $263
Massachusetts Investors Growth Stock Series.................    $24        $73        $125       $267
Massachusetts Investors Trust Series........................    $21        $65        $112       $242
Mid Cap Growth Series.......................................    $25        $78        $133       $284
Money Market Series.........................................    $21        $65        $111       $240
New Discovery Series........................................    $26        $80        $136       $290
Research Series.............................................    $23        $70        $120       $258
Research Growth and Income Series...........................    $24        $74        $126       $270
Research International Series...............................    $28        $85        $144       $306
Strategic Growth Series.....................................    $26        $78        $133       $284
Strategic Income Series.....................................    $26        $80        $137       $291
Technology Series...........................................    $25        $78        $133       $284
Total Return Series.........................................    $22        $80        $117       $252
Utilities Series............................................    $24        $72        $124       $266

    If you do or do not surrender your Contract, or if you annuitize your Contract, at the end of applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $50,000, a 5% annual return, and all 3 optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond Series.................................................    $27        $ 81       $139       $295
Capital Appreciation Series.................................    $27        $ 83       $141       $299
Capital Opportunities Series................................    $28        $ 85       $145       $307
Emerging Growth Series......................................    $27        $ 82       $141       $298
Emerging Markets Equity Series..............................    $35        $107       $182       $377
Equity Income Series........................................    $29        $ 87       $149       $315
Global Asset Allocation Series..............................    $28        $ 87       $147       $312
Global Governments Series...................................    $28        $ 87       $148       $313
Global Growth Series........................................    $29        $ 90       $153       $323
Global Telecommunications Series............................    $32        $ 97       $165       $346
Global Total Return Series..................................    $28        $ 87       $147       $312
Government Securities Series................................    $25        $ 78       $134       $285
High Yield Series...........................................    $28        $ 85       $144       $306
International Growth Series.................................    $32        $ 97       $164       $344
International Growth and Income Series......................    $31        $ 95       $161       $337
Managed Sectors Series......................................    $27        $ 84       $142       $302
Massachusetts Investors Growth Stock Series.................    $28        $ 85       $144       $306
Massachusetts Investors Trust Series........................    $25        $ 78       $133       $283
Mid Cap Growth Series.......................................    $29        $ 90       $153       $322
Money Market Series.........................................    $25        $ 77       $132       $281
New Discovery Series........................................    $30        $ 92       $156       $328
Research Series.............................................    $27        $ 82       $141       $298
Research Growth and Income Series...........................    $28        $ 86       $146       $309
Research International Series...............................    $32        $ 97       $164       $344
Strategic Growth Series.....................................    $29        $ 90       $153       $322
Strategic Income Series.....................................    $30        $ 92       $157       $330
Technology Series...........................................    $29        $ 90       $153       $322
Total Return Series.........................................    $26        $ 81       $138       $292
Utilities Series............................................    $28        $ 84       $144       $305

    THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN. THE EXAMPLES ASSUME THAT ALL CURRENT WAIVERS AND REIMBURSEMENTS CONTINUE THROUGHOUT ALL PERIODS.

ACCESSUPP 9/00

                                       PART B
                       INFORMATION REQUIRED IN A STATEMENT OF
                               ADDITIONAL INFORMATION


     Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (Registration No. 333-31248), filed June 14, 2000, is the Statement of Additional Information dated June 26, 2000 for each of the following:




          MFS Regatta Access Variable and Fixed Annuity
          Futurity Focus II Variable and Fixed Annuity

                                       PART C

                                 OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) The following Financial Statements are incorporated in this Post-Effective Amendment to the Registration Statement by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-31248), filed June 14, 2000:

          Included in Part A:

             A.     Condensed Financial Information - Accumulation Unit Values

             B.     Financial Statements of the Depositor

                    Audited:

                       1. Consolidated Statements of Income, Years Ended December 31, 1999, 1998 and 1997;
                       2. Consolidated Balance Sheets, December 31, 1999 and 1998,
                       3. Consolidated Statements of Comprehensive Income, Years Ended December 31, 1999, 1998 and 1997;
                       4. Consolidated Statements of Stockholder's Equity, Years Ended December 31, 1999, 1998 and 1997;
                       5.     Consolidated Statements of Cash Flows, Years
                              Ended December 31, 1999, 1998 and 1997;
                       6.     Notes to Consolidated Financial Statements; and
                       7.     Independent Auditors' Report.

                    Unaudited:

                       1.     Consolidated Statements of Income (unaudited) -
                                 Three Months Ended March 31, 2000 and
                                 March 31, 1999
                       2.     Consolidated Balance Sheets (unaudited) -
                                 March 31, 2000 and December 31, 1999
                       3.     Consolidated Statements of Comprehensive Income
                                 (unaudited)- Three Months Ended March 31, 2000
                                  and March 31, 1999
                       4.     Consolidated Statements of Changes in
                                 Stockholder's Equity (unaudited)-
                                 Three Months Ended March 31, 2000 and
                                 March 31, 1999
                       5.     Consolidated Statements of Cash Flows (unaudited)-
                                 Three Months Ended March 31, 2000
                                 and March 31,1999
                       6.     Notes to Unaudited Consolidated Financial
                                 Statements

         Included in Part B

             A.     Financial Statements of the Registrant

                       1.     Statement of Condition, December 31, 1999;
                       2.     Statement of Operations, Year Ended December 31,
                              1999;
                       3. Statements of Changes in Net Assets, Years Ended December 31, 1999 and December 31, 1998;
                       4.     Notes to Financial Statements; and
                       5.     Independent Auditors' Report.

         (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

              (1) Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14,
                              1997);

              (2)             Not Applicable;

              (3)(a) Distribution Agreement between the Depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

                 (b)(i) Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998);

                 (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998); and

                 (b)(iii) Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

              (4)(a) Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (Filed as
                              Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-31248, filed on June 16, 2000;


                 (b) Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Filed as Exhibit 4(b) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-31248, filed on
                              June 16, 2000;


                 (c) Form of Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Filed as Exhibit 4(c) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-31248, filed on
                              June 16, 2000;


              (5) Form of Application to be used with Contracts filed as Exhibits 4(a), 4(b) and 4(c) (Filed as
                              Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-31248, filed on June 16, 2000);

              (6)(a) Certificate of Incorporation and By-laws of the Depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to the Registration Statement of the Depositor on Form S-1, File No. 333-37907, filed on October 14,
                              1997);

                 (b) By-Laws of the Depositor, as amended effective as of January 1, 2000 (Filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant, File No. 333-05846, filed on June 9, 2000);

              (7)             Not Applicable;

              (8)(a) Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Filed as
                              Exhibit 8(a) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 26,
                              1999);

                 (b)(i) Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                    (ii) Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                    (iii) Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as
                              Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (c) Form of Fund Participation Agreement between Depositor and J.P. Morgan Services Trust II (Filed as Exhibit 8(c) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (d) Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (e) Form of Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Filed as Exhibit 8(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (f) Form of Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Filed as Exhibit 8(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (g) Form of Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as
                              Exhibit 8(g) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

                 (h) Form of Participation Agreement dated August 18, 1999 by and among the Depositor, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3,
                              2000);

              (9) Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Filed as Exhibit 9 to the Registration Statement on Form N-4, File No. 333-31248, filed on February 28, 2000);


             (10)(a)          Consent of Independent Auditors*;


                 (b)          Representation of Counsel pursuant to Rule
                              485(b)*;


             (11) Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 1999, filed on March 22, 2000);

             (12)             Not Applicable;

             (13) Schedule for Computation of Performance Quotations (Incorporated by reference to
                              Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on
                              April 29, 1998);

             (14)             Not Applicable;


             (15)(a) Powers of Attorney (Incorporated by reference to the Registration Statement on Form S-6, File No. 333-94359, filed January 10, 2000);


                 (b) Power of Attorney of David D. Horn (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000);




                 (c) Power of Attorney of William W. Stinson (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 2-78738, filed April 20,
                              2000); and

             (16) Organizational Chart (Filed as Exhibit 16 to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000)

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and                             Principal Positions and Offices
          Business Address                     with Depositor
          ----------------                     --------------

          Donald A. Stewart                    Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          C. James Prieur                      Vice Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          James A. McNulty, III                President and Director
          One Sun Life Executive Park
          Wellesley Hills, MA 02481


          Gregory W. Gee                       Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          David D. Horn                        Director
          Strong Road
          New Vineyard, ME 04956

          Angus A. MacNaughton                 Director
          Genstar Investment Corporation
          555 California Street, Suite 4850
          San Francisco, CA 94104

          S. Caesar Raboy                      Director
          220 Boylston Street
          Boston, MA 02110

          William W. Stinson                   Director
          Canadian Pacific Limited
          1800 Bankers Hall, East Tower
          855 - 2nd Street S.W.
          Calgary, Alberta
          Canada T2P 4ZS

          Name and                           Principal Positions and Offices
          Business Address                   with Depositor
          ----------------                   --------------

          James M.A. Anderson                Vice President, Investments
          One Sun Life Executive Park
          Wellesley Hills, MA 02481


          Peter F. Demuth                    Vice President and Chief Counsel
          One Sun Life Executive Park        and Assistant Secretary
          Wellesley Hills, MA 02481


          Ronald J. Fernandes                Vice President, Retirement
          One Copley Place                   Products and Services
          Boston, MA 02116


          Ellen B. King                      Senior Counsel and Secretary
          One Sun Life Executive Park
          Wellesley Hills, MA 02481


          Davey S. Scoon                     Vice President, Finance and
          One Sun Life Executive Park        Treasurer
          Wellesley Hills, MA 02481


          Robert P. Vrolyk                   Vice President and
          One Sun Life Executive Park        Actuary
          Wellesley Hills, MA 02481


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The organization chart of Sun Life Assurance Company of Canada is incorporated herein by reference to Exhibit 16 to Pre-Effective Amendment
No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844, filed June 9, 2000.

      None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

     As of September 1, 2000, 59 qualified and 159 non-qualified Contracts had been issued by the Depositor with respect to the Securities registered pursuant to this Registration Statement.

Item 28. INDEMNIFICATION

     Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.


     Name and Principal                      Positions and Offices
     Business Address*                       with Underwriter
     ----------------                        ----------------
     William Franca.....................     Managing Principal
     Michael M. Senning.................     Managing Principal
     Davey S. Scoon.....................     Treasurer and Director
     James M.A. Anderson................     Director
     Ronald J. Fernandes................     Director
     James A. McNulty, III..............     Director
     George E. Maden....................     Secretary
     Brian A. Krivitsky.................     Vice President
     Cynthia M. Orcutt..................     Vice President
     Norton A. Goss, II.................     Assistant Vice President

-------------
* The principal business address of all directors and officers of the principal underwriter except Messrs. Fernandes, Goss and Krivitsky is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs. Fernandes, Goss and Krivitsky is One Copley Place, Boston, Massachusetts 02116.

(a)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, and One Copley Place, Boston, Massachusetts 02116, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

     Not Applicable.

Item 32. UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or simiilar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

     (d) Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 31st day of August, 2000.

                                SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                                (Registrant)

                                SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Depositor)

                                By:  /s/  JAMES A. McNULTY, III
                                     ----------------------------
                                     James A. McNulty, III
                                     President


Attest: /s/ SANDRA M. DADALT
----------------------------
     Sandra M. DaDalt
     Senior Counsel


      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.


SIGNATURE                                TITLE                                           DATE
-------------------------------------    ------------------------------------            ---------------
/s/ JAMES A. McNULTY, III                President and Director                          August 31, 2000
-------------------------------------    (Principal Executive Officer)
James A. McNulty, III


/s/ DAVEY S. SCOON                       Vice President, Finance                         August 31, 2000
-------------------------------------    and Treasurer
Davey S. Scoon                           (Principal Financial and Accounting Officer)

/s/ SANDRA M. DADALT                     Attorney-in-Fact for:                           August 31, 2000
-------------------------------------      Donald A. Stewart, Chairman and Director*
Sandra M. DaDalt                           C. James Prieur, Vice Chairman and Director*
                                           Gregory W. Gee, Director*
                                           David D. Horn, Director**
                                           Angus A. McNaughton, Director*
                                           S. Caesar Raboy, Director*
                                           William W. Stinson, Director***


* Pursuant to Power of Attorney filed as Exhibit 8 to the Registration Statement on Form S-6 (File No. 333-94359), filed January 10, 2000.




** Pursuant to Power of Attorney filed as Exhibit 15(b) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 (File No. 333-82957), filed February 3, 2000.


*** Pursuant to Power of Attorney filed as an Exhibit to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 2-78738, filed April 20, 2000.

                                   EXHIBIT INDEX

(10)(a)          Consent of Independent Auditors

(10)(b)          Representation of Counsel pursuant to Rule 485(b)